Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	37
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$34,798,612.74	0.0830516	$20,246,658.53	0.0483214	$14,551,954.21
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$253,098,612.74	0.2160835	$238,546,658.53	0.2036597	$14,551,954.21

Weighted Avg. Coupon (WAC)	4.63%		4.63%
Weighted Avg. Remaining Maturity (WARM)	28.26		27.36
Pool Receivables Balance	$294,888,540.08		$277,406,241.23
Remaining Number of Receivables	35,354		34,482

Adjusted Pool Balance	$288,385,203.82		$271,365,374.34

III. COLLECTIONS

Principal:
Principal Collections	$17,084,451.57
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$243,168.53
Total Principal Collections	$17,327,620.10

Interest:
Interest Collections	$1,127,105.20
Late Fees & Other Charges	$31,500.72
Interest on Repurchase Principal	$-
Total Interest Collections	$1,158,605.92

Collection Account Interest	$1,149.46
Reserve Account Interest	$434.53
Servicer Advances	$-

Total Collections	$18,487,810.01

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	37
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$18,487,810.01
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$18,487,810.01
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$245,740.45		$245,740.45	$245,740.45
Collection Account Interest					$1,149.46
Late Fees & Other Charges					$31,500.72
Total due to Servicer					$278,390.63

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$28,128.88		$28,128.88
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$324,653.05		$324,653.05	$324,653.05

Available Funds Remaining:					$17,884,766.33

3. Principal Distribution Amount:					$14,551,954.21

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$14,551,954.21
Class A-4 Notes				$-
Class A Notes Total:		14,551,954.21		$14,551,954.21
Total Noteholders Principal				$14,551,954.21

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,332,812.12

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,503,336.26
Beginning Period Amount	$6,503,336.26
Current Period Amortization	$462,469.37
Ending Period Required Amount	$6,040,866.89
Ending Period Amount	$6,040,866.89
Next Distribution Date Required Amount	$5,595,779.95

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$35,286,591.08	$32,818,715.81	$32,818,715.81
Overcollateralization as a % of Adjusted Pool		12.24%	12.09%	12.09%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	37
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.25%	33,880	97.66%	$270,925,262.53
30 - 60 Days	1.41%	485	1.88%	$5,224,749.94
61 - 90 Days	0.28%	95	0.36%	$1,007,670.31
91 + Days	0.06%	22	0.09%	$248,558.45
		34,482		$277,406,241.23
Total
Delinquent Receivables 61 + days past due	0.34%	117	0.45%	$1,256,228.76
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	123	0.47%	$1,393,331.02
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.33%	121	0.43%	$1,357,633.45
Three-Month Average Delinquency Ratio	0.34%		0.45%

Repossession in Current Period		22		$243,047.92
Repossession Inventory		45		$200,535.61

Charge-Offs
Gross Principal of Charge-Off for Current Period				$397,847.28
Recoveries				$(243,168.53)
Net Charge-offs for Current Period				$154,678.75

Beginning Pool Balance for Current Period				$294,888,540.08

Net Loss Ratio				0.63%
Net Loss Ratio for 1st Preceding Collection Period				0.52%
Net Loss Ratio for 2nd Preceding Collection Period				0.30%
Three-Month Average Net Loss Ratio for Current Period				0.48%

Cumulative Net Losses for All Periods				$8,294,760.26
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$983,307.26
Number of Extensions				86

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